UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];                  Amendment Number:
   This Amendment (Check only one):              [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number: 028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Simon James

Title:  Compliance Officer

Phone:  +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

/s/ Simon James                London, England             February 3, 2009
----------------               ---------------             ----------------
[Signature]                    [City, State]               [Date]

Report Type      (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        Nil

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   $11,307
                                          (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table

                                                           Value   SHRS or     SH/  Put/ Investment  Other       Voting Authority
Name                          Title of Class  CUSIP        x$1000  PRN amount  PRN  call Discretion Managers  Sole    Shared   None
-------------------------     --------------  ---------    ------  ----------  ---  ---- ---------- --------  ----    ------   ----
ACERGY S A                    SPONSORED ADR   00443E104    1365    236169      SH        SOLE                236169
AEROPOSTALE                   COM             007865108     282     17500      SH        SOLE                 17500
ALSIUS CORPORATION            COM             021211107     277    615777      SH        SOLE                615777
AMR CORP                      COM             001765106     534     50000      SH        SOLE                 50000
CF INDS HLDGS INC             COM             125269100     492     10000      SH        SOLE                 10000
CITRIX SYS INC                COM             177376100     424     18000      SH        SOLE                 18000
COACH INC                     COM             189754104     208     10000      SH        SOLE                 10000
COMCAST CORP NEW              CL A            20030N101     422     25000      SH        SOLE                 25000
DELL INC                      COM             24702R101     102     10000      SH        SOLE                 10000
EBAY INC                      COM             278642103     209     15000      SH        SOLE                 15000
ENSCO INTL INC                COM             26874Q100     213      7500      SH        SOLE                  7500
FREEPORT-MCMORAN              COM             35671D857     334     13667      SH        SOLE                 13667
  COPPER & GO
INTREPID POTASH INC           COM             46121Y102     312     15000      SH        SOLE                 15000
NATIONAL OILWELL VARCO INC    COM             637071101     244     10000      SH        SOLE                 10000
ORACLE CORP                   COM             68389X105     840     47400      SH        SOLE                 47400
PATTERSON UTI ENERGY INC      COM             703481101     173     15000      SH        SOLE                 15000
PEOPLES UNITED FINANCIAL INC  COM             712704105     178     10000      SH        SOLE                 10000
POLO RALPH LAUREN CORP        CL A            731572103     454     10000      SH        SOLE                 10000
PROSHARES TR                  PSHS ULTSH
                              20YRS           74347R297     943     25000      SH        SOLE                 25000
QUALCOMM INC                  COM             747525103     717     20000      SH        SOLE                 20000
SIRF TECHNOLOGY HLDGS INC     COM             82967H101      64     50000      SH        SOLE                 50000
SPDR TR                       UNIT SER 1      78462F103     902     10000      SH        SOLE                 10000
TAIWAN SEMICONDUCTOR          SPONSORED ADR   874039100     790    100000      SH        SOLE                100000
   MFG LTD
UNITED STATES OIL FUND LP     UNITS           91232N108     828     25000     SH         SOLE                 25000
